Organization and Description of Business (Details Narrative) - USD ($)					1 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 09, 2021	May 12, 2021	Jan. 03, 2021	Jun. 15, 2020	Jan. 27, 2021	Nov. 16, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 22, 2020	May 25, 2019	Sep. 25, 2007	Feb. 16, 2021	May 31, 2021	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Jul. 12, 2021	Jun. 17, 2021	Sep. 30, 2019	Jul. 01, 2019	Aug. 22, 2007
Common stock, par or stated value per share (in dollars per share)								$ 0.001					$ 0.001		$ 0.001	$ 0.001					$ 0.0001
Common stock, shares authorized								500,000,000					500,000,000		500,000,000	290,000,000					300,000,000
Common stock, shares issued								27,082,419			1,000,000		78,733,317		27,082,419	12,524,307
Common stock, shares outstanding								27,082,419			1,000,000		78,733,317		27,082,419	12,524,307			12,524,307
Preferred stock, shares issued								6,000,000			0		6,000,000		6,000,000	6,000,000
Preferred stock, shares outstanding								6,000,000			0		6,000,000		6,000,000	6,000,000
Forward split											538,646 for 1
Common stock, shares sold						3,000,000
Proceeds from sale of common stock						$ 177,000
Issuance promissory note													$ 0	$ 0	$ 0	$ 42,504
Ethos Technology LLC [Member]
Shares issued for business acquisition						6,000,000
Subsequent Event [Member]
Common stock, par or stated value per share (in dollars per share)																		$ 0.001
Common stock, shares authorized																		500,000,000
Common stock, shares issued																	78,733,317
Common stock, shares outstanding																	78,733,317
Stock Purchase Agreement
Common stock, shares issued								266,667				266,667			266,667
Shares issued for business acquisition								266,667
Chief Executive Officer [Member]
Accounts Payable																				$ 1,000
Whisper [member]
Stock-based compensation, shares									666,754
Stock-based compensation, value									$ 116,282
Restricted common stock									$ 150,000
Hymers [Member] | Settlement Agreement [Member]
Stock issued under agreement			1,585,791
Edward Manolos [Member]
Common stock, shares sold						1,500,000
Edward Manolos [Member] | Ethos Technology LLC [Member]
Shares issued for business acquisition						1,500,000
Additional shares issued to related parties						1,500,000
Thang Nguyen [Member]
Common stock, shares sold						1,500,000
Thang Nguyen [Member] | Ethos Technology LLC [Member]
Shares issued for business acquisition						1,500,000
Additional shares issued to related parties						1,500,000
Shareholder | Stock Purchase Agreement
Common stock purchase price								$ 2,040,000				$ 1,436,368			$ 2,040,000
Mr. Manolos
Shares issued for business acquisition					266,667
Additional shares issued to related parties					11,383,929
Lelantos
Issuance promissory note				$ 500,000
Common stock, shares issued				400,000
Lauderdale Holdings, LLC [Member]
Common stock, shares outstanding, percentage										70.70%
Lauderdale Holdings, LLC [Member] | Mr. Robert Hymers [Member]
Common stock, shares sold										43,333,333
Proceeds from sale of common stock										$ 108,333
Lauderdale Holdings, LLC [Member] | Edward Manolos [Member]
Common stock, shares sold										43,333,333
Proceeds from sale of common stock										$ 108,333
Lauderdale Holdings, LLC [Member] | Dan Nguyen [Member]
Common stock, shares sold										43,333,333
Proceeds from sale of common stock										$ 108,333
Lauderdale Holdings, LLC [Member] | Unaffiliated Parties [Member]
Common stock, shares sold										130,000,000
Proceeds from sale of common stock										$ 325,000
Marijuana Company of America, Inc [Member]
Shares issued for exchange of shares							7,222,222
Number of common stock exchanged							650,000,000
Cash contributed to joint venture		$ 135,000
Marijuana Company of America, Inc [Member] | Subsequent Event [Member]
Value of common shares exchanged	$ 650,000
Restricted common stock issued	618,000